Nature of Business (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 07, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Nature Of Business
accumulated deficit			$ 210,561,421		$ 210,561,421		$ 199,705,048
Cash			8,151,177		8,151,177		9,361,270
Net Cash Provided by (Used in) Operating Activities					13,623,341	$ 12,283,877
net loss			5,679,978	$ 4,346,335	10,856,373	$ 10,184,836
2020 Purchase Agreement
Nature Of Business
Gross proceeds from issuance	$ 12,300,000
Aspire Capital Fund LLC
Nature Of Business
Gross proceeds from issuance		$ 30,000,000.0					$ 2,000,001
Amount available under the share purchase commitment facility			22,000,000		22,000,000
Aspire Capital Fund LLC | 2020 Purchase Agreement
Nature Of Business
Gross proceeds from issuance					$ 30,000,000			$ 6,000,000
Long-term purchase commitment period					30 months
Amount available under the share purchase commitment facility			$ 22,000,000		$ 22,000,000